Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Leases
The following table sets forth the adjustments to our operating lease commitments at December 31, 2018 used to derive the lease obligations recognized on our initial application of IFRS 16 at January 1, 2019:

Operating lease commitments at December 31, 2018	$107.4
Discounted using our incremental borrowing rate at January 1, 2019	(13.2)
Recognition exemption for short-term and low-value leases	(1.9)
Extension options reasonably certain to be exercised	19.7
Lease obligations recognized at January 1, 2019 under IFRS 16	112.0
Lease obligations previously classified as finance leases under IAS 17	10.4
Total lease obligations at January 1, 2019	$122.4
Other lease related expenses that were recognized in the consolidated statement of operations for 2019 are as follows:

Year ended December 31	2019
Interest expense on lease obligations	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7
Expenses relating to short-term leases or low-value leases	$4.6
At December 31, 2019, the contractual undiscounted cash flows for our lease obligations (comprised of lease obligations under IFRS 16 and lease obligations financed through third-parties) were as follows:

Years ending December 31	Leases financed through third-parties	Other leases	Total
2020	$1.6	$32.5	$34.1
2021	1.6	25.8	27.4
2022	1.4	20.7	22.1
2023	0.9	16.2	17.1
2024	—	11.2	11.2
Thereafter	—	23.0	23.0
	$5.5	$129.4	$134.9
At December 31, 2019, we have commitments under IT support agreements that require future minimum payments as follows:

2020	$24.4
2021	18.6
2022	14.9
2023	14.5
2024	12.6
Thereafter	49.8
Total future minimum payments	$134.8

Disclosure of Detailed Information About Property, Plant and Equipment
We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or term of lease
Machinery and equipment	3 to 15 years
Property, plant and equipment are comprised of the following:

	2018
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$26.8	$12.0	$14.8
Buildings including improvements	375.5	218.0	157.5
Machinery and equipment	781.2	588.2	193.0
	$1,183.5	$818.2	$365.3

	2019
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.6	$12.0	$23.6
Buildings including improvements	351.7	197.1	154.6
Machinery and equipment	720.8	544.0	176.8
	$1,108.1	$753.1	$355.0

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2018		$11.1	$141.6	$171.2	$323.9
Additions		—	25.4	62.3	87.7
Acquisitions through business combinations	3	3.6	10.8	13.9	28.3
Depreciation		—	(20.4)	(53.3)	(73.7)
Write down of assets and other disposals		—	—	(0.9)	(0.9)
Foreign exchange and other		0.1	0.1	(0.2)	—
Balance — December 31, 2018 (i)		14.8	157.5	193.0	365.3
Transferred from assets held for sale	6	11.2	1.7	—	12.9
Additions		—	21.7	55.1	76.8
Adjustment through business combinations (ii)	3	—	—	(0.3)	(0.3)
Depreciation		—	(20.1)	(53.2)	(73.3)
Write down of assets and other disposals (iii) (iv)		(2.5)	(6.1)	(17.6)	(26.2)
Foreign exchange and other		0.1	(0.1)	(0.2)	(0.2)
Balance — December 31, 2019 (i)		$23.6	$154.6	$176.8	$355.0

(i)
The net book value of property, plant and equipment at December 31, 2019 included $7.5 (December 31, 2018 — $12.8) of leases financed through third parties. See note 12 for the future minimum lease payments under these leases.

(ii)	Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with the Impakt acquisition.

(iii)	Includes the disposal of our Toronto real property in March 2019. See "Toronto Real Property and Related Transactions" below.

(iv)	Includes the write-down of equipment primarily related to our capital equipment business and other disengaged programs (recorded as restructuring charges). See note 16(a).

Disclosure of Detailed Information About Intangible Assets
We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years